Business Combinations and Acquisitions (Details) $ in Thousands	12 Months Ended
	Jul. 03, 2022 USD ($) shares	Jun. 27, 2021 USD ($) shares
Business Combinations and Acquisitions (Details) [Line Items]
Vested withholding shares (in Shares) | shares	1,068,884
Common stock shares outstanding (in Shares) | shares	165,378,145
Common stock shares issued (in Shares) | shares	165,378,145
Warrant price (in Shares) | shares		17,225,692
Transaction costs	$ 2,956
Total purchase price		$ 2,760
PIPE [Member]
Business Combinations and Acquisitions (Details) [Line Items]
Warrant price (in Shares) | shares	17,225,692
Business Combination [Member]
Business Combinations and Acquisitions (Details) [Line Items]
Goodwill recognized	$ 8,097
Number of acquisitions	8
Consideration transferred	$ 72,737
Consideration transferred, final	$ 53,146
Transaction units	1
Consideration transferred, preliminary	$ 19,591
Contingent consideration	1,470
Business combination, contingent consideration low	0
Business combination, contingent consideration high	$ 1,470
Class A Common Stock [Member]
Business Combinations and Acquisitions (Details) [Line Items]
Common stock shares issued (in Shares) | shares	107,066,302
Class B Common Stock [Member]
Business Combinations and Acquisitions (Details) [Line Items]
Common stock shares issued (in Shares) | shares	58,311,203